Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 3,388		$ 3,172
Non-interest revenue	3,359		3,345
Total Revenue	6,747	$ 6,087	6,517
Provision for (recovery of) credit losses	349	253	137
Insurance claims, commissions and changes in policy benefit liabilities	716	335	926
Depreciation and amortization	404		291
Other non-interest expense	3,265		3,266
Income Before Provision for Income Taxes	2,013	1,512	1,897
Provision for (recovery of) income taxes	421	318	387
Reported net income (loss)	1,592	$ 1,194	1,510
Average Assets	882,589		820,206
Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	324		127
Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	25		10
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,557		1,435
Non-interest revenue	525		515
Total Revenue	2,082		1,950
Provision for (recovery of) credit losses	152		120
Depreciation and amortization	123		80
Other non-interest expense	863		876
Income Before Provision for Income Taxes	944		874
Provision for (recovery of) income taxes	244		226
Reported net income (loss)	700		648
Average Assets	248,997		231,321
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	138		114
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	14		6
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,051		1,059
Non-interest revenue	305		279
Total Revenue	1,356		1,338
Provision for (recovery of) credit losses	149		6
Depreciation and amortization	140		110
Other non-interest expense	621		657
Income Before Provision for Income Taxes	446		565
Provision for (recovery of) income taxes	95		121
Reported net income (loss)	351		444
Average Assets	132,639		119,997
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	132		15
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	17		(9)
BMO Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	231		232
Non-interest revenue	1,794		1,908
Total Revenue	2,025		2,140
Provision for (recovery of) credit losses	3		2
Insurance claims, commissions and changes in policy benefit liabilities	716		926
Depreciation and amortization	86		67
Other non-interest expense	826		829
Income Before Provision for Income Taxes	394		316
Provision for (recovery of) income taxes	103		78
Reported net income (loss)	291		238
Average Assets	44,219		38,744
BMO Wealth Management [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses			2
BMO Wealth Management [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	3
BMO capital markets [member]
Disclosure of operating segments [line items]
Net interest income	696		560
Non-interest revenue	673		577
Total Revenue	1,369		1,137
Provision for (recovery of) credit losses	50		15
Depreciation and amortization	55		34
Other non-interest expense	797		762
Income Before Provision for Income Taxes	467		326
Provision for (recovery of) income taxes	111		70
Reported net income (loss)	356		256
Average Assets	351,330		340,535
BMO capital markets [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	53		1
BMO capital markets [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(3)		14
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(147)		(114)
Non-interest revenue	62		66
Total Revenue	(85)		(48)
Provision for (recovery of) credit losses	(5)		(6)
Other non-interest expense	158		142
Income Before Provision for Income Taxes	(238)		(184)
Provision for (recovery of) income taxes	(132)		(108)
Reported net income (loss)	(106)		(76)
Average Assets	105,404		89,609
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	1		(5)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	$ (6)		$ (1)